UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brave Warrior Capital, Inc.
Address: 12 East 49th Street
         14th Floor
         New York, New York  10017

13F File Number:  028-01658

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Karen M. Blanchard
Title:     Chief Compliance Officer
Phone:     (212) 421-9760

Signature, Place, and Date of Signing:

 /s/    Karen M. Blanchard     New York, NY/USA     February 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    15

Form 13F Information Table Value Total:    $1,231,781 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADOBE SYS INC                  COM              00724f101    40206  1422229 SH       SOLE                  1422229        0        0
AON CORP                       COM              037389103    70577  1508051 SH       SOLE                  1508051        0        0
COMCAST CORP NEW               CL A SPL         20030n200   115993  4923282 SH       SOLE                  4923282        0        0
FISERV INC                     COM              337738108   139523  2375270 SH       SOLE                  2375270        0        0
GLOBE SPECIALTY METALS INC     COM              37954n206     3339   249400 SH       SOLE                   249400        0        0
GOOGLE INC                     CL A             38259p508   193178   299084 SH       SOLE                   299084        0        0
LABORATORY CORP AMER HLDGS     COM NEW          50540r409    67401   784011 SH       SOLE                   784011        0        0
MASTERCARD INC                 CL A             57636q104    61025   163686 SH       SOLE                   163686        0        0
MOTOROLA SOLUTIONS INC         COM NEW          620076307    99832  2156663 SH       SOLE                  2156663        0        0
ORACLE CORP                    COM              68389x105    26360  1027695 SH       SOLE                  1027695        0        0
PRIMERICA INC                  COM              74164m108    39133  1683852 SH       SOLE                  1683852        0        0
US BANCORP DEL                 COM NEW          902973304    80051  2959375 SH       SOLE                  2959375        0        0
VALEANT PHARMACEUTICALS INTL   COM              91911k102   203552  4359658 SH       SOLE                  4359658        0        0
VISA INC                       COM CL A         92826c839    27792   273734 SH       SOLE                   273734        0        0
VISTAPRINT N V                 SHS              n93540107    63819  2085592 SH       SOLE                  2085592        0        0